Provisions for Sundry Creditors	12 Months Ended
Dec. 31, 2020
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Provisions for Sundry Creditors
NOTE 20.	PROVISIONS FOR SUNDRY CREDITORS
At December 31, 2020 and 2019, the provisions for sundry creditors and others is as follows:

	2020		2019
Provision for plugging of wells (Note 13)	Ps.	77,125,513	Ps.	80,849,900
Provision for trails in process (Note 27)		8,321,816		8,075,031
Provision for environmental costs		9,178,555		9,086,977

	Ps.	94,625,884	Ps.	98,011,908

The following tables show the allowance account for plugging of wells, trials in progress and environmental costs:

	Plugging of wells
	2020		2019
Balance at the beginning of the year	Ps.	80,849,900	Ps.	84,050,900
(Decrease) Increase capitalized in fixed assets		(12,816,336)		(2,826,003)
Unwinding of discount against income		4,555,692		3,318,384
Unrealized foreign exchange loss (gains)		4,766,921		(3,577,200)
Amount used		(230,664)		(116,181)

Balance at the end of the year	Ps.	77,125,513	Ps.	80,849,900

	Trials in progress
	2020		2019
Balance at the beginning of the year	Ps.	8,075,031	Ps.	6,483,078
Additions against expenses		972,692		1,901,930
Provision cancellation		(724,026)		(309,977)
Amount used		(1,881)		—

Balance at the end of the year	Ps.	8,321,816	Ps.	8,075,031

	Environmental costs
	2020		2019
Balance at the beginning of the year	Ps.	9,086,977	Ps.	11,219,278
Additions against expenses		1,669,063		4,745,835
Cancellation against expenses		(1,574,810)		(6,873,905)
Amount used		(2,675)		(4,231)

Balance at the end of the year (1)	Ps.	9,178,555	Ps.	9,086,977

Provision for plugging of wells
PEMEX records a provision at present value for the future plugging cost of an oil production facility or pipeline at the time that it is built.
The plugging provision represents the present value of plugging costs related to oil and gas properties. These provisions have been created based on internal estimates of PEMEX. PEMEX has made certain assumptions based on the current economic environment that PEMEX believes provide a reasonable basis on which to estimate the future liability. These estimates are reviewed regularly to take into account any material changes in the assumptions. However, actual plugging costs in the long run will depend on future market prices for the necessary plugging work, which reflect market conditions at the time the work is being performed.
The calculation of this provision considers the
year-end
exchange rate, the projected inflation rate for the United States, interpolated discount rates based on the maturity date of long-term debt instruments in U.S. markets, as well as unit costs obtained from current contracts as of the valuation date, the current status of PEMEX’s wells and the limit of proved and developed reserves as of January 1, 2021.
The decrease in the provision in 2020 and 2019 against fixed assets corresponded to a decrease in the foreign exchange effect of direct costs reported (due to foreign exchange rates) in the current contracts for the plugging of wells, as well as decreases in the reserve limits and adjustments to the discount rate. This includes the effect of the discount rate over time of Ps. 4,555,692 and Ps. 3,318,348 for 2020 and 2019, respectively. The discount rate ranges used during 2020 and 2019 were from 3.268% to 7.799% and 3.279% to 6.960% for U.S. dollar denominated assets, respectively, and from 9.517% to 15.051% and 9.178% to 11.834% for peso denominated assets, respectively.

Moreover, the time of plugging depends on when the fields cease to have economically viable production rates, which, in turn, depends on the inherently uncertain future prices of oil and gas. Well plugging of works will be carried out as follows:

Year	Amount
2021	Ps.	2,858,989
2022		2,197,972
2023		3,167,257
2024		3,456,396
2025		6,110,317
More than 5 years		59,334,582

Total	Ps.	77,125,513

Provision for environmental costs
PEMEX is subject to the provisions of the
Ley General del Equilibrio Ecológico y la Protección al Ambiente
(General Law on Ecological Equilibrium and Environmental Protection). To comply with this law, environmental audits of PEMEX’s larger operating, storage and transportation facilities have been or are being conducted. Following the completion of such audits, PEMEX has signed various agreements to implement environmental remediation and improve environmental plans. Such plans will be sent to the
Agencia Nacional de Seguridad Industrial y de Protección al Medio Ambiente del Sector Hidrocarburos
(National Agency for Industrial Safety and Environmental Protection of the Hydrocarbons Sector or “ASEA”). The period of execution of these works is not defined, as they are subject to the budgets that may be granted to PEMEX.